Retirement Plans (Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 0.0	$ 0.0
Noncurrent liabilities	56.5	51.8
Net amounts recognized	56.5	51.8
Prior service (cost) credit	0.0	0.0
Net actuarial gain (loss)	(87.9)	(68.7)
Net amounts recognized	(87.9)	(68.7)
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	1.3	1.1
Noncurrent liabilities	18.6	16.9
Net amounts recognized	19.9	18.0
Prior service (cost) credit	11.9	14.9
Net actuarial gain (loss)	(9.5)	(9.0)
Net amounts recognized	$ 2.4	$ 5.9